PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

Voya Index Plus SmallCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Communication Services : 3.6%
26,583
(1)
Angi, Inc.
$ 182,094
0.1
15,207
ATN International, Inc.
413,934
0.1
31,311
(1)
Bandwidth, Inc. - Class
A
557,962
0.2
2,080
(1)
Cable One, Inc.
189,717
0.1
63,833
(1)
Cars.com, Inc.
518,324
0.1
22,337
(1)
EverQuote, Inc. - Class
A
344,437
0.1
30,742  Iridium
Communications, Inc.
852,783
0.2
196,913
(1)
Lumen Technologies,
Inc.
1,368,545
0.4
581
(1)
Madison Square
Garden Sports Corp.
186,733
0.1
15,500
Match Group, Inc.
476,005
0.1
61,044
(2)
National CineMedia,
Inc.
186,184
0.1
9,834  New York Times Co.
- Class A
823,401
0.2
57,166
(1)
QuinStreet, Inc.
686,564
0.2
4,699
(1)
Roku, Inc.
444,619
0.1
1,570
(1)
Sphere Entertainment
Co.
184,318
0.1
161,088
(1)
Taboola.com Ltd.
499,373
0.1
36,537  Telephone and Data
Systems, Inc.
1,538,208
0.4
37,720
(1)(2)
Travelzoo
223,302
0.1
70,488
(1)
TripAdvisor, Inc.
751,402
0.2
33,861
(1)
Versant Media Group,
Inc.
1,253,534
0.3
47,928
(1)
Yelp, Inc.
1,185,739
0.3
12,867,178
3.6
Consumer Discretionary : 12.8%
12,819  Academy Sports &
Outdoors, Inc.
723,633
0.2
240,281
ADT, Inc.
1,578,646
0.4
17,777
(1)
Adtalem Global
Education, Inc.
2,048,799
0.6
191,497
(1)
American Axle
& Manufacturing
Holdings, Inc.
1,135,577
0.3
50,446  American Eagle
Outfitters, Inc.
842,448
0.2
19,843
(1)
America's Car-Mart,
Inc.
252,601
0.1
1,051
(1)
Asbury Automotive
Group, Inc.
205,376
0.1
7,685  Bath & Body Works,
Inc.
143,479
0.0
5,199
(1)
Boot Barn Holdings,
Inc.
760,926
0.2
14,403
BorgWarner, Inc.
781,507
0.2
5,981
(1)
Brinker International,
Inc.
853,907
0.2
32,912
(1)
Caesars
Entertainment, Inc.
869,864
0.2
53,321
(1)
CarMax, Inc.
2,217,087
0.6
1,814
(1)
Cavco Industries, Inc.
878,502
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
6,171
(2)
Cheesecake Factory,
Inc.
$ 337,862
0.1
60,585
(2)
Cricut, Inc. - Class A
226,588
0.1
11,560
Dana, Inc.
388,994
0.1
9,221  Dine Brands Global,
Inc.
241,959
0.1
4,480
(1)
Dorman Products, Inc.
467,533
0.1
7,939
(1)
Etsy, Inc.
396,791
0.1
2,251
(1)
Five Below, Inc.
514,309
0.1
29,256
(1)
Frontdoor, Inc.
1,546,472
0.4
12,034
Gap, Inc.
291,223
0.1
19,984
(1)
Gentherm, Inc.
555,156
0.2
9,688
(1)
GigaCloud Technology,
Inc. - Class A
439,641
0.1
39,684  G-III Apparel Group
Ltd.
1,099,247
0.3
2,060
(1)
Grand Canyon
Education, Inc.
350,262
0.1
1,969  Installed Building
Products, Inc.
522,080
0.1
15,813
Kontoor Brands, Inc.
1,111,496
0.3
82,269
Leggett & Platt, Inc.
812,818
0.2
20,210
(1)
Life Time Group
Holdings, Inc.
544,457
0.2
23,121
(1)
Lindblad Expeditions
Holdings, Inc.
399,993
0.1
2,003
Lithia Motors, Inc.
500,189
0.1
19,237
LKQ Corp.
564,991
0.2
16,817
(1)
M/I Homes, Inc.
2,059,242
0.6
15,468
(1)
Mohawk Industries,
Inc.
1,522,979
0.4
14,469  Monarch Casino &
Resort, Inc.
1,383,236
0.4
25,601
(1)
Motorcar Parts of
America, Inc.
283,147
0.1
25,567  OneSpaWorld
Holdings Ltd.
586,763
0.2
44,144
(1)(2)
Peloton Interactive,
Inc. - Class A
189,378
0.1
39,585  Perdoceo Education
Corp.
1,472,958
0.4
4,817
PVH Corp.
336,034
0.1
1,854
Ralph Lauren Corp.
637,757
0.2
17,200
(1)
Rush Street
Interactive, Inc.
374,100
0.1
230,937
(1)
Sabre Corp.
334,859
0.1
50,897
(1)
Sally Beauty Holdings,
Inc.
704,923
0.2
17,369
(1)
Shake Shack, Inc.
- Class A
1,536,635
0.4
15,096
Signet Jewelers Ltd.
1,277,725
0.4
3,096  Sonic Automotive, Inc.
- Class A
212,293
0.1
72,831
(1)
Sonos, Inc.
975,935
0.3
8,954  Standard Motor
Products, Inc.
311,062
0.1
2,434  Strategic Education,
Inc.
201,925
0.1
4,490
(1)
Strattec Security Corp.
351,747
0.1
16,392
(1)
Stride, Inc.
1,445,283
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
6,521
Travel + Leisure Co.
$ 451,188
0.1
20,053
(1)
Tri Pointe Homes, Inc.
937,077
0.3
30,444
(1)
Urban Outfitters, Inc.
1,928,627
0.5
4,747
(1)
Victoria's Secret & Co.
220,071
0.1
6,172
Weyco Group, Inc.
197,813
0.1
48,693  Wolverine World Wide,
Inc.
794,670
0.2
8,793
(1)
XPEL, Inc.
389,178
0.1
45,721,018
12.8
Consumer Staples : 2.9%
23,428
Andersons, Inc.
1,681,662
0.5
14,557
(1)
BellRing Brands, Inc.
234,222
0.1
6,910
Cal-Maine Foods, Inc.
546,927
0.2
17,975
(1)
Central Garden & Pet
Co.
660,941
0.2
13,315
(1)
Chefs' Warehouse, Inc.
791,577
0.2
26,981
Dole PLC
385,558
0.1
31,480  Energizer Holdings,
Inc.
516,902
0.1
21,291  Fresh Del Monte
Produce, Inc.
857,176
0.2
4,270  Lamb Weston
Holdings, Inc.
180,450
0.0
39,720
(2)
Lifevantage Corp.
171,590
0.0
13,575
(1)
Nature's Sunshine
Products, Inc.
325,664
0.1
76,524
(1)
Simply Good Foods
Co.
1,098,119
0.3
25,319
(1)
United Natural Foods,
Inc.
1,140,874
0.3
3,587
Universal Corp.
189,035
0.1
7,493
(1)
US Foods Holding
Corp.
690,930
0.2
4,510
WD-40 Co.
919,769
0.3
10,391,396
2.9
Energy : 6.5%
6,134
(1)
Antero Resources
Corp.
260,327
0.1
5,555
Archrock, Inc.
193,314
0.0
22,615
Bristow Group, Inc.
1,060,417
0.3
6,941
Cactus, Inc. - Class A
328,795
0.1
36,309  California Resources
Corp.
2,513,309
0.7
5,992  Core Natural
Resources, Inc.
627,542
0.2
127,166  Crescent Energy Co.
- Class A
1,716,741
0.5
10,720
Dorian LPG Ltd.
366,624
0.1
16,508
(1)
Expro Group Holdings
NV
287,404
0.1
19,362
(1)
Forum Energy
Technologies, Inc.
1,135,775
0.3
186,177
(1)
Helix Energy Solutions
Group, Inc.
1,841,291
0.5
9,544  International Seaways,
Inc.
695,567
0.2
22,473
Liberty Energy, Inc.
647,222
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
5,644  Magnolia Oil & Gas
Corp. - Class A
$ 178,181
0.0
4,029
Noble Corp. PLC
197,703
0.1
13,851  Northern Oil and Gas,
Inc.
404,865
0.1
36,078
(1)
Oceaneering
International, Inc.
1,279,687
0.4
18,675
(1)
Oil States International,
Inc.
217,377
0.1
15,682
(1)
Par Pacific Holdings,
Inc.
982,321
0.3
193,898  Patterson-UTI Energy,
Inc.
2,099,915
0.6
6,987  PBF Energy, Inc.
- Class A
332,721
0.1
36,416
Peabody Energy Corp.
1,199,907
0.3
10,693  Ranger Energy
Services, Inc. - Class A
183,278
0.0
11,308  Riley Exploration
Permian, Inc.
412,177
0.1
2,540
Scorpio Tankers, Inc.
189,636
0.0
62,897
SM Energy Co.
1,961,128
0.5
3,192
(1)
Tidewater, Inc.
266,692
0.1
101,778
W&T Offshore, Inc.
347,063
0.1
55,555  World Fuel Services
Corp.
1,281,654
0.4
23,208,633
6.5
Financials : 18.0%
89,451  AG Mortgage
Investment Trust, Inc.
653,887
0.2
27,116
(2)
Angel Oak Mortgage
REIT, Inc.
222,894
0.1
37,088  Artisan Partners Asset
Management, Inc.
- Class A
1,349,632
0.4
2,157  Axis Capital Holdings
Ltd.
218,741
0.1
37,221
Banc of California, Inc.
654,345
0.2
17,206
Bank of Hawaii Corp.
1,277,546
0.4
28,196
Banner Corp.
1,710,933
0.5
217,553  BGC Group, Inc.
- Class A
2,127,668
0.6
96,559
(2)
Blackstone Mortgage
Trust, Inc. - Class A
1,849,105
0.5
17,463
(2)
Blue Owl Capital, Inc.
159,437
0.0
11,501  Bread Financial
Holdings, Inc.
861,310
0.2
3,769  Brightsphere
Investment Group, Inc.
205,109
0.1
32,260  Capitol Federal
Financial, Inc.
230,014
0.1
41,087  Central Pacific
Financial Corp.
1,313,141
0.4
12,631  Chimera Investment
Corp.
158,519
0.0
16,962
(1)
Customers Bancorp,
Inc.
1,177,332
0.3
119,159
(1)
eHealth, Inc.
153,715
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
23,440
(1)
Encore Capital Group,
Inc.
$ 1,643,613
0.5
13,783
(1)
Enova International,
Inc.
1,872,145
0.5
60,546
(1)
EZCORP, Inc. - Class
A
1,536,657
0.4
109,750  First BanCorp/Puerto
Rico
2,344,260
0.7
13,670
First Financial Bancorp
381,120
0.1
7,636
First Financial Corp.
482,595
0.1
28,750
First Hawaiian, Inc.
708,400
0.2
40,755  Franklin BSP Realty
Trust, Inc.
346,010
0.1
70,413
Fulton Financial Corp.
1,432,200
0.4
3,580
Globe Life, Inc.
498,229
0.1
23,611  Hamilton Insurance
Group Ltd. - Class B
704,316
0.2
47,568
Hanmi Financial Corp.
1,253,892
0.3
20,157  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
740,770
0.2
3,555
HCI Group, Inc.
549,639
0.2
40,414
(2)
Heritage Financial
Corp.
1,050,764
0.3
10,456
(1)
Heritage Insurance
Holdings, Inc.
274,470
0.1
14,593
(1)
Hippo Holdings, Inc.
380,294
0.1
4,229
Home Bancorp, Inc.
256,193
0.1
112,202
Hope Bancorp, Inc.
1,253,296
0.3
30,348  Horace Mann
Educators Corp.
1,295,253
0.4
7,233
Investar Holding Corp.
197,244
0.1
4,140  Jackson Financial, Inc.
- Class A
437,681
0.1
11,875
Kingstone Cos., Inc.
173,019
0.0
56,497
(2)
KKR Real Estate
Finance Trust, Inc.
345,762
0.1
30,453
(1)
LendingClub Corp.
436,087
0.1
5,109
Lincoln National Corp.
181,370
0.0
3,186  MarketAxess Holdings,
Inc.
525,626
0.1
13,403
Mercury General Corp.
1,181,474
0.3
30,396
(2)
Moelis & Co. - Class A
1,732,572
0.5
75,601
Navient Corp.
618,416
0.2
89,549
(2)
New York Mortgage
Trust, Inc.
659,081
0.2
46,551
(1)
NMI Holdings, Inc.
- Class A
1,746,128
0.5
41,081
OFG Bancorp
1,662,137
0.5
36,412
(1)
Oportun Financial
Corp.
167,859
0.0
4,971  Pathward Financial,
Inc.
443,562
0.1
238,712
(1)
Payoneer Global, Inc.
1,152,979
0.3
32,680
Piper Sandler Cos.
2,501,654
0.7
4,069
(2)
PJT Partners, Inc.
- Class A
568,521
0.2
4,371
Popular, Inc.
586,457
0.2
17,139
PROG Holdings, Inc.
491,718
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,859  Red River Bancshares,
Inc.
$ 620,328
0.2
12,580  Regional Management
Corp.
405,705
0.1
16,144
Rithm Capital Corp.
153,045
0.0
15,571
S&T Bancorp, Inc.
651,335
0.2
2,259  Safety Insurance
Group, Inc.
164,094
0.0
10,341
Sierra Bancorp
350,767
0.1
57,024
(1)
SiriusPoint Ltd.
1,228,297
0.3
20,341
(1)
StoneX Group, Inc.
1,640,502
0.5
40,478  TPG RE Finance Trust,
Inc.
316,133
0.1
8,363  TrustCo Bank Corp.
NY
366,132
0.1
34,420
Trustmark Corp.
1,450,459
0.4
48,522  United Community
Banks, Inc.
1,527,958
0.4
28,408
United Fire Group, Inc.
1,052,800
0.3
24,575  Universal Insurance
Holdings, Inc.
839,482
0.2
4,653
Unum Group
339,809
0.1
17,016
(1)
Velocity Financial, Inc.
307,819
0.1
4,444  Virtus Investment
Partners, Inc.
597,051
0.2
31,175
Westamerica BanCorp
1,625,776
0.5
110,908
WisdomTree, Inc.
1,614,820
0.5
64,389,103
18.0
Health Care : 10.7%
56,939
(1)
ACADIA
Pharmaceuticals, Inc.
1,267,462
0.4
18,433
(1)
Adaptive
Biotechnologies Corp.
255,850
0.1
12,486
(1)
Addus HomeCare
Corp.
1,169,314
0.3
49,309
(1)
ADMA Biologics, Inc.
444,274
0.1
63,953
(1)
Alkermes PLC
2,261,378
0.6
13,188
(1)
Alphatec Holdings, Inc.
143,485
0.0
3,604
(1)
ANI Pharmaceuticals,
Inc.
277,148
0.1
42,102
(1)
Ardent Health
Partners, Inc.
360,393
0.1
3,080
(1)
Arrowhead
Pharmaceuticals, Inc.
193,116
0.1
10,561
(1)
AtriCure, Inc.
301,305
0.1
14,580
(1)
Aurinia
Pharmaceuticals, Inc.
216,076
0.1
25,322
(1)
Aveanna Healthcare
Holdings, Inc.
163,074
0.0
6,514
(1)
Axogen, Inc.
215,809
0.1
8,533
(1)
Azenta, Inc.
180,302
0.1
25,361
(1)
Bioventus, Inc. - Class
A
231,546
0.1
17,440
(1)
BrightSpring Health
Services, Inc.
743,118
0.2
44,192
(1)
Catalyst
Pharmaceuticals, Inc.
1,094,194
0.3
24,254
CONMED Corp.
857,621
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
19,496
(1)
Corcept Therapeutics,
Inc.
$ 785,884
0.2
9,108
(1)
Doximity, Inc. - Class A
212,216
0.1
15,475
(1)
Electromed, Inc.
362,270
0.1
60,301
Embecta Corp.
533,061
0.2
34,785
(1)
Enovis Corp.
791,359
0.2
11,375
(1)
Exelixis, Inc.
487,874
0.1
2,440
(1)
GeneDx Holdings
Corp.
156,697
0.0
5,886
(1)
Glaukos Corp.
633,687
0.2
40,342
(1)
Harmony Biosciences
Holdings, Inc.
1,129,979
0.3
16,740
HealthStream, Inc.
346,685
0.1
13,064
(1)
Inspire Medical
Systems, Inc.
673,841
0.2
6,133
(1)
Integer Holdings Corp.
539,704
0.2
8,712
iRadimed Corp.
838,617
0.2
3,977
(1)
Jazz Pharmaceuticals
PLC
751,852
0.2
3,115
(1)
Krystal Biotech, Inc.
804,667
0.2
15,288
LeMaitre Vascular, Inc.
1,668,991
0.5
8,132
(1)
LivaNova PLC
516,870
0.1
242,340
(1)
MaxCyte, Inc.
170,244
0.0
15,424
(1)
Merit Medical Systems,
Inc.
1,063,176
0.3
7,378
(1)
Mineralys
Therapeutics, Inc.
199,870
0.1
2,890
(1)
Molina Healthcare, Inc.
385,237
0.1
9,345
(1)
Monte Rosa
Therapeutics, Inc.
153,725
0.0
138,550
(1)
Myriad Genetics, Inc.
623,475
0.2
8,341  National HealthCare
Corp.
1,332,058
0.4
5,086
(1)
Omnicell, Inc.
169,771
0.0
21,052
(1)
Pacira BioSciences,
Inc.
475,775
0.1
24,097
(1)
Pediatrix Medical
Group, Inc.
515,435
0.1
10,521  Phibro Animal Health
Corp. - Class A
581,917
0.2
42,034
(1)
Phreesia, Inc.
352,245
0.1
30,787
(1)
Privia Health Group,
Inc.
633,289
0.2
8,480
(1)
PROCEPT
BioRobotics Corp.
212,085
0.1
49,348
(1)
Progyny, Inc.
837,929
0.2
12,643
(1)
Protagonist
Therapeutics, Inc.
1,332,572
0.4
23,787
(1)
PTC Therapeutics, Inc.
1,620,608
0.5
19,857
(1)
Sarepta Therapeutics,
Inc.
432,088
0.1
18,015
(1)
SI-BONE, Inc.
227,529
0.1
22,381
(1)
Supernus
Pharmaceuticals, Inc.
1,156,874
0.3
28,552
(1)
Tactile Systems
Technology, Inc.
746,064
0.2
37,028
(1)
TG Therapeutics, Inc.
1,230,070
0.3
12,248
(1)
Theravance
Biopharma, Inc.
198,785
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,804
(1)
TransMedics Group,
Inc.
$ 676,386
0.2
874
(1)
UFP Technologies, Inc.
169,206
0.0
24,405
(1)
Veracyte, Inc.
786,085
0.2
11,397
(1)
Vericel Corp.
366,642
0.1
38,258,859
10.7
Industrials : 17.0%
1,825
Acuity Brands, Inc.
511,401
0.1
24,470
Air Lease Corp.
1,589,082
0.4
17,754  Albany International
Corp. - Class A
926,936
0.3
5,239
(1)
Allegiant Travel Co.
424,569
0.1
9,984
Allient, Inc.
589,955
0.2
51,274  Alta Equipment Group,
Inc.
275,341
0.1
6,712
(1)
American
Superconductor Corp.
227,201
0.1
18,386  Apogee Enterprises,
Inc.
616,666
0.2
666  Applied Industrial
Technologies, Inc.
176,703
0.0
2,361
ArcBest Corp.
232,228
0.1
10,133
Arcosa, Inc.
1,075,517
0.3
574
Argan, Inc.
312,629
0.1
3,655  Armstrong World
Industries, Inc.
602,344
0.2
12,832
Brady Corp. - Class A
1,042,472
0.3
5,042
Cadre Holdings, Inc.
154,689
0.0
2,383
(1)
Casella Waste
Systems, Inc. - Class A
189,067
0.1
7,149
(1)
Cimpress PLC
521,877
0.1
28,738
(1)
CoreCivic, Inc.
543,436
0.1
6,695
CSW Industrials, Inc.
1,744,583
0.5
66,910
Deluxe Corp.
1,842,701
0.5
2,830
(1)
DXP Enterprises, Inc.
395,436
0.1
37,385
(1)
Energy Recovery, Inc.
376,467
0.1
20,580  Enerpac Tool Group
Corp.
750,553
0.2
9,536
EnPro Industries, Inc.
2,390,198
0.7
8,692  ESCO Technologies,
Inc.
2,445,668
0.7
1,488
(1)
Everus Construction
Group, Inc.
175,673
0.0
5,733
Federal Signal Corp.
619,967
0.2
9,968
Flowserve Corp.
732,748
0.2
13,279
(1)(2)
Franklin Covey Co.
209,675
0.1
24,577  Franklin Electric Co.,
Inc.
2,265,262
0.6
82,681
(1)
Gates Industrial Corp.
PLC
1,869,417
0.5
21,496
(2)
Granite Construction,
Inc.
2,576,940
0.7
12,852
(1)
Healthcare Services
Group, Inc.
238,405
0.1
14,564
HNI Corp.
486,292
0.1
53,432
(1)
Hudson Technologies,
Inc.
314,180
0.1
7,429
(1)
IBEX Holdings Ltd.
199,246
0.1
45,508
Interface, Inc.
1,134,059
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,308  John Bean
Technologies Corp.
$ 806,604
0.2
2,601
Kadant, Inc.
760,402
0.2
41,789
Kennametal, Inc.
1,509,837
0.4
7,342
(1)
Kirby Corp.
975,605
0.3
109,079
(1)
Legalzoom.com, Inc.
618,478
0.2
8,720
(1)
Liquidity Services, Inc.
266,570
0.1
127,551
(1)
Lyft, Inc. - Class A
1,696,428
0.5
19,115
ManpowerGroup, Inc.
563,128
0.2
33,647
(1)
Matrix Service Co.
386,268
0.1
23,132
(1)
Mercury Systems, Inc.
1,686,554
0.5
20,979
(1)
Mistras Group, Inc.
310,070
0.1
869
Moog, Inc. - Class A
254,304
0.1
54,127  Mueller Water
Products, Inc. - Class A
1,487,951
0.4
4,286
(1)
MYR Group, Inc.
1,210,024
0.3
2,854
(1)
Nextracker, Inc. - Class
A
344,050
0.1
73,185
(1)
NOW, Inc.
871,633
0.2
6,464
Paycom Software, Inc.
785,635
0.2
2,071
Powell Industries, Inc.
1,120,577
0.3
7,440  Primoris Services
Corp.
1,064,218
0.3
25,784
(1)
Proto Labs, Inc.
1,470,204
0.4
2,316
Regal Rexnord Corp.
433,694
0.1
29,955  Schneider National,
Inc. - Class B
789,614
0.2
19,122
(1)
SkyWest, Inc.
1,755,973
0.5
4,618
(1)
SPX Technologies, Inc.
923,323
0.3
12,364
(1)
Sun Country Airlines
Holdings, Inc.
204,253
0.1
30,376
(1)
Sunrun, Inc.
411,899
0.1
15,987
Tennant Co.
1,061,537
0.3
3,440  UL Solutions, Inc.
- Class A
294,842
0.1
4,646
UniFirst Corp.
1,168,887
0.3
83,129
(1)
Upwork, Inc.
911,094
0.3
3,274
(1)
Vicor Corp.
527,114
0.1
2,022  Watts Water
Technologies, Inc.
- Class A
586,966
0.2
1,890
(1)
Willdan Group, Inc.
144,698
0.0
17,903  WillScot Mobile Mini
Holdings Corp.
310,796
0.1
49,205  Zurn Elkay Water
Solutions Corp.
2,206,352
0.6
60,699,165
17.0
Information Technology : 13.6%
39,125
A10 Networks, Inc.
904,570
0.3
30,584
(1)
ACI Worldwide, Inc.
1,254,250
0.3
8,099
(1)
ACM Research, Inc.
- Class A
318,696
0.1
13,672
Adeia, Inc.
328,538
0.1
43,430
(1)
ADTRAN Holdings,
Inc.
546,349
0.2
4,282
(1)
Agilysys, Inc.
304,622
0.1
25,064
(1)
Alarm.com Holdings,
Inc.
1,082,514
0.3
11,975
(1)
Appian Corp. - Class A
288,717
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
71,615
(1)
Arlo Technologies, Inc.
$ 1,019,081
0.3
23,188
(1)
AvePoint, Inc.
220,518
0.1
10,951
Avnet, Inc.
674,801
0.2
9,056
(1)
Axcelis Technologies,
Inc.
842,933
0.2
1,004
Badger Meter, Inc.
152,959
0.0
23,807  Benchmark
Electronics, Inc.
1,334,620
0.4
28,480
(1)
Calix, Inc.
1,395,235
0.4
39,295
(1)
CEVA, Inc.
734,031
0.2
59,204
(1)(2)
Cleanspark, Inc.
503,826
0.1
28,877  Clear Secure, Inc.
- Class A
1,397,936
0.4
55,383
(1)
Cohu, Inc.
1,695,827
0.5
53,319
(1)
Corsair Gaming, Inc.
295,920
0.1
2,096
(1)
Credo Technology
Group Holding Ltd.
196,752
0.1
3,518
(1)
Digi International, Inc.
169,568
0.0
5,885
(1)
DigitalOcean Holdings,
Inc.
504,815
0.1
74,597
(1)
DoubleVerify Holdings,
Inc.
708,672
0.2
122,106
(1)
DXC Technology Co.
1,534,872
0.4
3,241
(1)
Elastic NV
162,018
0.0
6,311
(1)
Enphase Energy, Inc.
238,619
0.1
20,693
ePlus, Inc.
1,557,148
0.4
67,598
(1)
Extreme Networks, Inc.
1,019,378
0.3
7,892
(1)
Fastly, Inc. - Class A
229,342
0.1
14,164
(1)
FormFactor, Inc.
1,373,766
0.4
52,511
(1)
Freshworks, Inc.
- Class A
421,663
0.1
55,151
(1)
Grid Dynamics
Holdings, Inc.
314,361
0.1
103,732
(1)
Harmonic, Inc.
931,513
0.3
3,484
(1)
Impinj, Inc.
357,807
0.1
13,748
(1)
Itron, Inc.
1,232,233
0.3
48,450
(1)
LiveRamp Holdings,
Inc.
1,284,894
0.4
88,085
(1)(2)
Marathon Digital
Holdings, Inc.
718,774
0.2
7,656
(1)
Mirion Technologies,
Inc.
142,325
0.0
17,108
(1)
NCR Atleos Corp.
745,567
0.2
28,445
(1)
NetScout Systems,
Inc.
904,267
0.3
43,826
(1)
Ooma, Inc.
637,668
0.2
6,385
(1)
OSI Systems, Inc.
1,695,281
0.5
27,152
(1)(2)
Pagaya Technologies
Ltd. - Class A
316,321
0.1
14,829
PC Connection, Inc.
866,903
0.2
35,359
(1)
PDF Solutions, Inc.
1,156,593
0.3
44,618
(1)
Penguin Solutions, Inc.
785,277
0.2
25,388
(1)
Photronics, Inc.
1,025,929
0.3
861
(1)
Plexus Corp.
174,387
0.0
22,674
(1)
Q2 Holdings, Inc.
1,072,480
0.3
19,584
(1)
Qorvo, Inc.
1,515,802
0.4
7,538
(1)
Rambus, Inc.
648,494
0.2
190,015
(1)
Ribbon
Communications, Inc.
402,832
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
23,610  RingCentral, Inc.
- Class A
$ 878,056
0.2
342
(1)
Sandisk Corp.
217,286
0.1
6,464
(1)
Sanmina Corp.
837,993
0.2
31,301
(1)
ScanSource, Inc.
1,136,226
0.3
12,796
(1)
Semtech Corp.
983,884
0.3
6,046
(1)(2)
SolarEdge
Technologies, Inc.
308,648
0.1
80,652
(1)
Sprinklr, Inc. - Class A
483,912
0.1
14,696
(1)
Veeco Instruments,
Inc.
497,607
0.1
31,415
(1)
Viasat, Inc.
1,438,807
0.4
17,223
(1)
Viavi Solutions, Inc.
573,181
0.2
59,475  Vishay Intertechnology,
Inc.
1,070,550
0.3
48,768,414
13.6
Materials : 5.3%
3,786
(1)
Alpha Metallurgical
Resources, Inc.
777,152
0.2
1,038
Balchem Corp.
175,920
0.1
6,135
Celanese Corp.
403,499
0.1
5,779
(1)
Century Aluminum Co.
339,170
0.1
15,859
Chemours Co.
349,374
0.1
6,988
Eastman Chemical Co.
533,324
0.1
88,219
Element Solutions, Inc.
3,011,797
0.8
16,498
HB Fuller Co.
1,017,597
0.3
20,906
Innospec, Inc.
1,526,556
0.4
12,366
Kaiser Aluminum Corp.
1,490,227
0.4
26,826
Koppers Holdings, Inc.
1,037,630
0.3
19,255
(1)
Magnera Corp.
183,115
0.1
24,256  Minerals Technologies,
Inc.
1,720,236
0.5
12,430
Myers Industries, Inc.
263,267
0.1
98,046
(1)
O-I Glass, Inc.
1,030,463
0.3
9,228  Quaker Chemical
Corp.
1,146,394
0.3
34,267
Sealed Air Corp.
1,440,927
0.4
120,722
SunCoke Energy, Inc.
785,900
0.2
47,109
(1)
TimkenSteel Corp.
769,761
0.2
9,936
Warrior Met Coal, Inc.
925,538
0.3
18,927,847
5.3
Real Estate : 5.6%
30,464  Brixmor Property
Group, Inc.
877,363
0.2
4,885
CareTrust REIT, Inc.
179,035
0.0
15,953  CBL & Associates
Properties, Inc.
613,074
0.2
98,868  Chatham Lodging
Trust
778,091
0.2
26,495  COPT Defense
Properties
810,747
0.2
13,383  Cousins Properties,
Inc.
302,054
0.1
28,744  CTO Realty Growth,
Inc.
531,477
0.1
135,210
(1)
Cushman & Wakefield
Ltd.
1,657,675
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
146,468  DiamondRock
Hospitality Co.
$ 1,372,405
0.4
8,181  Easterly Government
Properties, Inc.
175,319
0.0
7,464  Essential Properties
Realty Trust, Inc.
226,607
0.1
25,009  eXp World Holdings,
Inc.
149,804
0.0
31,952  Industrial Logistics
Properties Trust
181,487
0.0
2,130
(1)
Jones Lang LaSalle,
Inc.
648,202
0.2
8,849
LTC Properties, Inc.
328,829
0.1
59,155  Millrose Properties,
Inc.
1,656,340
0.5
33,469  Newmark Group, Inc.
- Class A
501,700
0.1
69,913
Outfront Media, Inc.
1,852,694
0.5
12,307  Phillips Edison & Co.,
Inc.
460,528
0.1
56,250
(1)
RE/MAX Holdings, Inc.
- Class A
324,000
0.1
9,930  Ryman Hospitality
Properties, Inc.
916,241
0.3
33,165  Sabra Health Care
REIT, Inc.
637,763
0.2
20,429
Saul Centers, Inc.
665,577
0.2
46,276  Summit Hotel
Properties, Inc.
204,540
0.1
39,275  Tanger Factory Outlet
Centers, Inc.
1,334,565
0.4
3,290
Terreno Realty Corp.
202,072
0.1
71,212
Whitestone REIT
1,150,074
0.3
100,162  Xenia Hotels &
Resorts, Inc.
1,485,402
0.4
20,223,665
5.6
Utilities : 2.2%
49,900
Avista Corp.
2,002,986
0.6
22,906  California Water
Service Group
1,038,558
0.3
30,485
(1)
Hawaiian Electric
Industries, Inc.
452,397
0.1
3,273
National Fuel Gas Co.
307,531
0.1
33,030  Northwest Natural
Holding Co.
1,757,857
0.5
2,416
Otter Tail Corp.
212,052
0.1
15,577
(2)
SJW Group
913,903
0.2
19,568
Unitil Corp.
1,022,232
0.3
7,707,516
2.2
Total Common Stock
(Cost $331,272,827)
351,162,794
98.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
RIGHTS : —%
Health Care : —%
7,651
(3)(4)
Aduro Biotech - CVR
$ —
—
Total Rights
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $331,272,827)
351,162,794
98.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.0%
Repurchase Agreements : 2.8%
2,785,098
(5)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase
Amount $2,785,383,
collateralized
by various U.S.
Government
Securities, 0.000%-
5.375%, Market Value
plus accrued interest
$2,841,094, due
04/15/26-02/15/56)
2,785,098
0.8
1,716,910
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $1,717,083,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,751,248, due
05/12/27-02/20/66)
1,716,910
0.5
700,613
(5)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase
Amount $700,684,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $714,625, due
04/01/26)
700,613
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,617,992
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $2,618,255,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,670,352, due
05/05/26-01/15/66)
$ 2,617,992
0.7
2,062,712
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase
Amount $2,062,926,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$2,100,671, due
04/15/28-02/15/56)
2,062,712
0.6
Total Repurchase
Agreements
(Cost $9,883,325)
9,883,325
2.8
Time Deposits : 0.5%
260,000
(5)
Canadian Imperial
Bank of Commerce,
3.630
%,
04/01/2026 260,000
0.1
190,000
(5)
DZ Bank AG,
3.610
%,
04/01/2026 190,000
0.0
260,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
04/01/2026 260,000
0.1
270,000
(5)
Mizuho Bank Ltd.,
3.640
%,
04/01/2026 270,000
0.1
270,000
(5)
Royal Bank of Canada,
3.700
%,
04/01/2026 270,000
0.1
250,000
(5)
Societe Generale S.A.,
3.620
%,
04/01/2026 250,000
0.0
270,000
(5)
Toronto-Dominion
Bank,
3.640
%,
04/01/2026 270,000
0.1
Total Time Deposits
(Cost $1,770,000)
1,770,000
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.7%
6,197,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $6,197,000) $ 6,197,000 1.7
Total Short-Term
Investments
(Cost $17,850,325)
$ 17,850,325
5.0
Total Investments in
Securities
(Cost $349,123,152) $ 369,013,119 103.2
Liabilities in Excess
of Other Assets (11,309,548) (3.2)
Net Assets $ 357,703,571 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2026, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 351,162,794 $ — $ — $ 351,162,794
Short-Term Investments 6,197,000 11,653,325 — 17,850,325
Total Investments, at fair value $ 357,359,794 $ 11,653,325 $ — $ 369,013,119
Liabilities Table
Other Financial Instruments+
Futures $ (24,684) $ — $ — $ (24,684)
Total Liabilities $ (24,684) $ — $ — $ (24,684)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, Voya Index Plus SmallCap Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
$ — $ —
At March 31, 2026, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 51 06/18/26 $ 6,406,110 $ (24,684)
$ 6,406,110 $ (24,684)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 48,812,990
Gross Unrealized Depreciation (28,923,023)
Net Unrealized Appreciation $ 19,889,967